Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	30 June 2024 $	30 June 2023 $
Trade payables	6,405,161	3,244,725
GEM commitment Fee Put Amount payable (i)	4,019,620
Other payables	649,269	273
Accruals	521,585	22,149
Excise tax payable	1,630,890	-
	13,226,525	3,267,148